SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Nontrade Receivables
Value-added-tax ("VAT") recoverable	¥ 72,958	¥ 59,680
VAT recoverable, non-current	98,863	0
Accrued expenses and other payables
Nontrade Receivables
VAT payables	¥ 5,954	¥ 2,962